Capital Stock (Tables)	12 Months Ended
Aug. 31, 2019
Disclosure Capital Stock Tables Abstract
Schedule of Share Capital Activity

The Company’s Restated Articles of Incorporation authorize the Company to issue an unlimited number of common shares.

	Number	Amount ($)
Balance at September 1, 2017	121,784,619	$125,174,377
Issued pursuant to Restricted Share Unit Plan	385,147	188,722
Shares issued for interest on gold and convertible loans	1,172,128	612,900
Finders fees on convertible and gold bullion loans (Note 21 and 23)	466,504	234,752
Shares issued for settlement of convertible loans (Note 21 and 23)	1,354,405	792,381
Balance at August 31, 2018	125,162,803	$127,003,132
Issued for private placements, net of share issue costs	13,435,503	8,911,230
Shares issued for interest on gold and convertible loans	1,836,229	699,651
Shares issued for settlement of convertible and gold loans (Note 21 and 23)	7,789,895	2,781,473
Transfer of conversion component on conversion of convertible loans	-	1,402,631
Finders fees on convertible and gold bullion loans (Note 21 and 23)	686,446	581,181
Stock options exercised	63,333	26,333
Transfer of reserve on exercise of stock options	-	27,722
Warrants exercised	85,127	215,000
Issued in trust for legal appeal (Note 18)	1,332,222	603,556
Balance at August 31, 2019	150,391,558	$142,251,909

Schedule of warrants outstanding

At August 31, 2019, the following warrants and compensation warrants were outstanding:

	Number of Warrants	Exercise price	Expiry date
Private placement financing agent warrants - September 26, 2016	214,285	USD$0.9515	September 26, 2021

Private placement financing - September 26, 2016	4,017,857	USD$1.10	September 26, 2021

Private placement financing agent warrants - September 1, 2016	73,616	USD$0.8718	September 1, 2021

Balance, August 31, 2019	4,305,758	-	-

Schedule of restricted stock units outstanding

The following table summarizes changes in the number of RSUs outstanding:

		Weighted average fair
	Number of RSU’s	value at issue date
Balance, August 31, 2017	520,000	$ 0.49
Redeemed for common shares	(385,147)	$ 0.49
Forfeited/cancelled	(134,853)	$ 0.49
Balance, August 31, 2018 and August 31, 2019	-	$ -

Schedule of Stock Option Outstanding

The continuity of outstanding stock options for the year ended August 31, 2019 and 2018 is as follows:

	Number of stock options	Weighted average exercise price per share
Balance – August 31, 2017	3,750,000	$0.71
Cancelled (i)	(3,750,000)	(0.71)
Re-issued (i)	3,750,000	0.40
Granted (ii)	3,682,000	0.43
Balance – August 31, 2018	7,432,000	0.41
Exercised	(63,333)	(0.42)
Cancelled	(16,667)	(0.43)
Balance – August 31, 2019	7,352,000	$0.41

Schedule of Options to purchase common shares carry exercise prices and terms to maturity

Options to purchase common shares carry exercise prices and terms to maturity as follows:

				Remaining
Exercise price (1)	Number of options		Expiry	contractual
Outstanding $	Outstanding	Exercisable	date	life (years) (1)
CAD0.35	100,000	100,000	January 2, 2028	8.34
CAD0.40	3,720,000	2,480,000	September 29, 2026	7.08
CAD0.43	3,532,000	2,354,667	October 11, 2026	7.12
CAD0.41	7,352,000	4,934,667		7.12

(1)	Total represents weighted average.